Consolidated Statement of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Cash flows from operating activities
Loss before tax		₨ (2,470)	$ (30)	₨ (12,233)	₨ (5,128)
Adjustments to reconcile profit before tax to net cash flows:
Finance costs		50,098	610	41,088	37,852
Depreciation and amortisation		15,901	193	13,764	12,026
Change in fair value of warrants		(1,356)	(17)	690
Provision for operation and maintenance equalisation		(619)	(8)	(574)	(147)
Share based payments		1,966	24	2,410	203
Listing and related expenses				7,617
Interest income		(2,771)	(34)	(2,013)	(1,774)
Others		1,135	14	48	(634)
Working capital adjustments:
(Increase) / decrease in trade receivables		14,455	176	(9,732)	(10,991)
Increase in inventories		(1,040)	(13)	(59)	(221)
Decrease / (increase) in other current financial assets		(932)	(11)	(29)	476
Decrease / (increase) in other non-current financial assets		(125)	(2)	1,921	7
{Increase) decrease in other current assets		415	5	(476)	(674)
Decrease / (increase) in other non-current assets		(363)	(4)	106	7
Increase in prepayments		(485)	(6)	(532)	(213)
Increase in contract assets		(7,557)	(92)
Decrease / increase in other current financial liabilities		(42)	(1)	15	(258)
Increase in other current liabilities		836	10	1,401	168
(Decrease) / increase in other non-current liabilities		(2)	0	6	(9)
Increase / (decrease) in contract liabilities				(109)	1,538
(Decrease) / increase in trade payables		508	6	2,241	(555)
Increase / (decrease) in employee benefit liabilities		104	1	(73)	158
Decrease in provisions					(4)
Cash generated from operations		67,656	823	45,477	31,827
Income tax (paid)/refund		(2,084)	(25)	(3,087)	254
Net cash generated from operating activities (a)		65,572	798	42,390	32,081
Cash flows from investing activities
Purchase of property, plant and equipment, intangible assets and right of use assets		(86,364)	(1,051)	(89,830)	(24,482)
Sale of property, plant and equipment		56	1	134
Investment in deposits having residual maturity more than 3 months and mutual funds		(254,577)	(3,097)	(309,114)	(140,776)
Redemption of deposits having residual maturity more than 3 months and mutual funds		267,335	3,253	284,344	142,224
Deferred consideration received		19	0
Disposal of subsidiary, net of cash disposed (refer Note 40)				4,765	3,597
Acquisition of subsidiaries, net of cash acquired (refer Note 56 and 57)		(90)	(1)	(15,929)	(34)
Purchase consideration paid		(30)	0
Government grant received				74	26
Cash acquired on acquisition of control in jointly controlled entities (refer note 56(b))					46
Proceeds from interest received		2,092	25	1,759	1,987
Loans given		(55)	(1)	(950)
Contribution to investment funds		(449)	(5)
Investment in jointly controlled entities (refer Note 55(c))		(2,915)	(35)
Net cash used in investing activities (b)		(74,978)	(912)	(124,747)	(17,412)
Cash flows from financing activities
Capital transaction involving issue of shares (net of transaction cost)				67,978
Shares issued during the year		14	0	21
Distribution / cash paid to RPPL's equity holders (refer Note 56(a))				(19,609)
Shares bought back, held as treasury stock (refer Note 17)		(13,276)	(162)	(1,315)
Acquisition of interest by non-controlling interest in subsidiaries				1,450	8
Payment for acquisition of interest from non-controlling interest		(37)	0	(737)	(1,516)
Payment of lease liabilities (including payment of interest expense) (refer Note 42)		(534)	(6)	(295)	(248)
Payment made for repurchase of vested stock options				(610)	(681)
Proceeds from shares and compulsorily convertible debentures issued by subsidiaries#	[1]	17,758	216
Put options exercised during the year (refer Note 46)		(980)	(12)
Proceeds from long term interest-bearing loans and borrowings		153,602	1,869	192,905	125,204
Repayment of long term interest-bearing loans and borrowings		(122,466)	(1,490)	(109,513)	(95,700)
Loan from related parties					605
Proceeds from short term interest-bearing loans and borrowings		92,970	1,131	98,044	18,779
Repayment of short term interest-bearing loans and borrowings		(65,195)	(793)	(103,728)	(20,002)
Interest paid (including settlement gain / loss on derivative instruments)		(42,743)	(520)	(34,553)	(33,528)
Net cash (used in) / generated from financing activities (c)		19,113	233	90,038	(7,079)
Net increase in cash and cash equivalents (a) + (b) + (c)		9,707	118	7,681	7,590
Cash and cash equivalents at the beginning of the year		28,379	345	20,679	13,089
Effects of exchange rate changes on cash and cash equivalents		96	1	19
Cash and cash equivalents at the end of the year		38,182	$ 465	28,379	20,679
Components of cash and cash equivalents
Cash and cheque on hand		1		0	0
Balances with banks:
- On current accounts		14,500		27,359	19,474
- Deposits with original maturity of less than 3 months		23,681		1,020	1,205
Total cash and cash equivalents		₨ 38,182		₨ 28,379	₨ 20,679

[1]	includes INR 15,331 that represents proceeds from the debt portion of the compulsorily convertible debentures during the year ended March 31, 2023.